Credit facilities (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Long term loans bank	$ 213,969	$ 79,463
Weizhong Bank [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	July 2023 (renewal to February 2025)
Long term loans bank collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Long term loans bank		79,463
Weizhong Bank [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Long term loans bank interest rate	6.10%
Weizhong Bank [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Long term loans bank interest rate	9.70%
Sichuan Xinwang Bank Co Ltd [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	May 2026
Long term loans bank interest rate	6.10%
Long term loans bank collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Long term loans bank	$ 115,927
Weizhong Bank One [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	January 2026
Long term loans bank interest rate	6.10%
Long term loans bank collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Long term loans bank	$ 8,612
Weizhong Bank Two [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	March 2026
Long term loans bank interest rate	6.10%
Long term loans bank collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Long term loans bank	$ 19,873
Zhejiang Hecheng Rural Commercial Bank Co Ltd [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	March 2026
Long term loans bank interest rate	5.00%
Long term loans bank collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Long term loans bank	$ 69,557